FINANCIAL RISK MANAGEMENT - Liquidity Risk (Details) - Liquidity risk - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade accounts payable	€ 2,327	€ 2,282
Amounts payable to related parties	191	178
Borrowings	5,626	5,792
Derivatives	71	94
Total financial liabilities	8,215	8,346
Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade accounts payable	2,327	2,282
Amounts payable to related parties	191	178
Borrowings	491	274
Derivatives	20	1
Total financial liabilities	3,029	2,735
1 to 3 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade accounts payable	0	0
Amounts payable to related parties	0	0
Borrowings	1,584	1,320
Derivatives	51	93
Total financial liabilities	1,635	1,413
3 to 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade accounts payable	0	0
Amounts payable to related parties	0	0
Borrowings	1,057	1,722
Derivatives	0	0
Total financial liabilities	1,057	1,722
More than 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade accounts payable	0	0
Amounts payable to related parties	0	0
Borrowings	2,494	2,476
Derivatives	0	0
Total financial liabilities	€ 2,494	€ 2,476